Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Entity Central Index Key	0001006373
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000017156
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Index VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
AssetsNet	$ 397,571,677
Holdings Count | Holding	2,000
Advisory Fees Paid, Amount	$ 463,469
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	397,571,677
Number of Portfolio Holdings	2,000
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	463,469

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	19%
Industrials	17%
Health Care	16%
Information Technology	14%
Consumer Discretionary	10%
Real Estate	6%
Energy	5%
Materials	4%
Utilities	3%
Communication Services	3%
Consumer Staples	2%

Ten Largest Equity Holdings

Holdings	3.5% of Net Assets
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

C000017157
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Index VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[2]
AssetsNet	$ 397,571,677
Holdings Count | Holding	2,000
Advisory Fees Paid, Amount	$ 463,469
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	397,571,677
Number of Portfolio Holdings	2,000
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	463,469

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	19%
Industrials	17%
Health Care	16%
Information Technology	14%
Consumer Discretionary	10%
Real Estate	6%
Energy	5%
Materials	4%
Utilities	3%
Communication Services	3%
Consumer Staples	2%

Ten Largest Equity Holdings

Holdings	3.5% of Net Assets
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

[1]	Annualized.
[2]	Annualized.